Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Aggregate Prepayment To Suppliers	¥ 992,569	$ 142,959	¥ 1,212,614
Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	618,796	89,125	660,034
Singapore [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	239,327	34,470	224,029
South Korea [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	141,227	20,341	158,613
Germany [Member] | Supplier C [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	¥ 238,242	$ 34,314	¥ 277,392